Other Current Liabilities and Accrued Expenses (Details) - Schedule of Other Current Liabilities and Accrued Expenses - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Current Liabilities and Accrued Expenses [Abstract]
Royalties - IIA payable	$ 986	$ 938
Accrued commissions	2,018	1,748
Accrued expenses	1,717	1,364
Total	$ 4,721	$ 4,050